LEASE - Operating lease expense reported in the consolidated statements (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating lease expense
Operating lease expense	$ 57,682	$ 47,543	$ 87,503	$ 77,400